Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2024
Registrant Name	dei_EntityRegistrantName	PGIM ROCK ETF TRUST
CIK	dei_EntityCentralIndexKey	0001992104
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 21, 2025
Document Effective Date	dei_DocumentEffectiveDate	Dec. 16, 2024
Prospectus Date	rr_ProspectusDate	Feb. 21, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM S&P 500 Buffer 12 ETF - January | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JANP
PGIM S&P 500 Buffer 12 ETF - March | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRCP
PGIM S&P 500 Buffer 12 ETF - April | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APRP
PGIM S&P 500 Buffer 12 ETF - May | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAYP
PGIM S&P 500 Buffer 12 ETF - June | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JUNP
PGIM S&P 500 Buffer 12 ETF - July | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JULP
PGIM S&P 500 Buffer 12 ETF - August | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUGP
PGIM S&P 500 Buffer 12 ETF - September | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEPP
PGIM S&P 500 Buffer 12 ETF - October | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OCTP
PGIM S&P 500 Buffer 20 ETF - January | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBJA
PGIM S&P 500 Buffer 20 ETF - March | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMR
PGIM S&P 500 Buffer 20 ETF - April | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBAP
PGIM S&P 500 Buffer 20 ETF - May | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMY
PGIM S&P 500 Buffer 20 ETF - June | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBJN
PGIM S&P 500 Buffer 20 ETF - October | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBOC
PGIM S&P 500 Buffer 20 ETF - November | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBNV
PGIM S&P 500 Buffer 20 ETF - December | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBDE
PGIM Laddered S&P 500 Buffer 12 ETF | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BUFP
PGIM Laddered S&P 500 Buffer 20 ETF | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBFR
PGIM S&P 500 Buffer 12 ETF - February | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FEBP
PGIM S&P 500 Buffer 12 ETF - November | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NOVP
PGIM S&P 500 Buffer 12 ETF - December | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DECP
PGIM S&P 500 Buffer 20 ETF - February | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBFB
PGIM S&P 500 Buffer 20 ETF - July | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBJL
PGIM S&P 500 Buffer 20 ETF - August | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBAU
PGIM S&P 500 Buffer 20 ETF - September | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBSE